Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Redeemable Noncontrolling Interest [Table Text Block]

	Three Months Ended March 31,
	2012	2011
Balance - beginning of period	$7,700	$7,546
Redemption value adjustment	79	(691)
Net (loss) income	(43)	603
Distributions	(816)	(545)
Change in other comprehensive income	9	7
Balance - end of period	$6,929	$6,920

	Years Ended December 31,
	2011	2010	2009
Beginning balance	$7,546	$7,692	$18,085
Redemption value adjustment	(455)	(471)	6,773
Net income	1,923	1,293	2,258
Distributions	(1,309)	(956)	(4,056)
Purchase of noncontrolling interests	-	-	(15,380)
Change in other comprehensive (loss) income	(5)	(12)	12
Ending balance	$7,700	$7,546	$7,692

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

	December 31,
	2011	2010
Unrealized gain on marketable securities	$37	$48
Unrealized loss on derivative instruments	(5,246)	(1,658)
Foreign currency translation adjustment	(3,298)	(1,853)
Accumulated other comprehensive loss	$(8,507)	$(3,463)

Schedule of Earnings Per Share Reconciliation [Table Text Block]

	Three Months Ended March 31,
	2012	2011
Net income attributable to W. P. Carey members	$12,290	$23,343
Allocation of distribution equivalents paid on unvested restricted stock units in excess of net income	(191)	(234)
Net income – basic	12,099	23,109
Income effect of dilutive securities, net of taxes	(24)	335
Net income – diluted	$12,075	$23,444

Weighted average shares outstanding – basic	40,037,496	39,738,207
Effect of dilutive securities	450,156	504,499
Weighted average shares outstanding – diluted	40,487,652	40,242,706

	Years Ended December 31,
	2011	2010	2009
Net income attributable to W. P. Carey members	$139,079	$73,972	$69,023
Allocation of earnings to participating unvested RSUs	(2,130)	(440)	(1,127)
Net income – basic	136,949	73,532	67,896
Income effect of dilutive securities, net of taxes	-	724	1,250
Net income – diluted	$136,949	$74,256	$69,146

Weighted average shares outstanding – basic	39,819,475	39,514,746	39,019,709
Effect of dilutive securities	278,620	493,148	693,026
Weighted average shares outstanding – diluted	40,098,095	40,007,894	39,712,735